Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 217,268	$ 345,803	$ 277,623
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	782,675	725,558	657,665
Deferred income taxes	69,284	53,407	107,032
Government settlement and related costs	101,500
Stock-based compensation expense	38,403	40,896	42,542
Loss on sale, net			2,572
Impairment of hospitals sold or held for sale	4,562		47,930
Impairment of long-lived assets	12,100	10,000
Loss from early extinguishment of debt	1,295	115,453	66,019
Excess tax benefit relating to stock-based compensation	(6,715)	(3,973)	(5,290)
Other non-cash expenses, net	60,839	33,251	28,716
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Patient accounts receivable	(285,437)	(204,151)	(138,332)
Supplies, prepaid expenses and other current assets	(8,453)	(99,799)	(42,858)
Accounts payable, accrued liabilities and income taxes	75,912	246,301	246,110
Other	25,486	17,374	(27,821)
Net cash provided by operating activities	1,088,719	1,280,120	1,261,908
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(43,743)	(322,315)	(415,360)
Purchases of property and equipment	(613,992)	(768,790)	(776,713)
Proceeds from disposition of hospitals and other ancillary operations			173,387
Proceeds from sale of property and equipment	6,409	5,897	11,160
Increase in other investments	(339,942)	(297,994)	(188,249)
Net cash used in investing activities	(991,268)	(1,383,202)	(1,195,775)
Cash flows from financing activities:
Proceeds from exercise of stock options	110,660	20,858	18,910
Repurchase of restricted stock shares for payroll tax withholding requirements	(14,896)	(9,314)	(13,311)
Payment of special dividend to stockholders		(22,535)
Stock buy-back	(27,133)		(85,790)
Deferred financing costs	(13,199)	(141,219)	(19,352)
Excess tax benefit relating to stock-based compensation	6,715	3,973	5,290
Proceeds from noncontrolling investors in joint ventures	289	535	1,229
Redemption of noncontrolling investments in joint ventures	(9,304)	(44,287)	(13,022)
Distributions to noncontrolling investors in joint ventures	(75,583)	(68,344)	(56,094)
Borrowings under credit agreements	1,194,575	3,975,866	578,236
Issuance of long-term debt		3,825,000	1,000,000
Proceeds from receivables facility	338,000	350,000
Repayments of long-term indebtedness	(1,621,985)	(7,529,503)	(1,651,533)
Net cash (used in) provided by financing activities	(111,861)	361,030	(235,437)
Net change in cash and cash equivalents	(14,410)	257,948	(169,304)
Cash and cash equivalents at beginning of period	387,813	129,865	299,169
Cash and cash equivalents at end of period	373,403	387,813	129,865
Supplemental disclosure of cash flow information:
Interest payments	582,828	594,292	680,704
Income tax paid, net of refunds received	$ 72,794	$ 55,551	$ 26,463